Income Taxes (Tables)	12 Months Ended
Sep. 24, 2022
Income Tax Disclosure [Abstract]
Components of Income/(Loss) Before Provision for Income Taxes
The components of income/(loss) before provision for income taxes are as follows:

	Year Ended
	September 24, 2022	September 25, 2021	September 26, 2020
Income/(Loss) before income tax expense:
U.S.	$(144,119)	$(126,549)	$(111,676)
Foreign	5,030	4,235	2,108

Total	$(139,089)	$(122,314)	$(109,568)

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the expected U.S. Federal income tax rate to the effective tax rate for the years ended September 24, 2022, September 25, 2021, and September 26, 2020 (dollars in thousands):

	September 24, 2022	September 25, 2021	September 26, 2020
Loss before income tax	$(139,089)	$(122,314)	$(109,568)
Tax on pre-tax loss	(29,209)	(25,686)	(23,009)
Loss not subject to tax	27,767	25,686	23,009
State income tax rate	(744)	—	—
Permanent differences	46	889	443
Adjustment for foreign income tax rate differential	1,346	233	116
Credits	(374)	—	—
Valuation allowance	1,168	(993)	(611)
Other	—	(129)	5

Total income tax	$—	$—	$(47)

Schedule of Deferred Tax Assets and Liabilities
The following is a summary of the significant components of the Company’s net deferred tax assets as of September 24, 2022 and September 25, 2021 (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021
Deferred tax assets:
Net operating losses	$11,361	$11,265
Investment in Symbotic Holdings, LLC	146,894	—
Tax Receivable Agreement	5,209	—
Other	68	38
Credits	5,487	1,993

Total deferred tax assets before valuation allowance	169,019	13,296
Valuation allowance	(168,308)	(12,608)

Total deferred tax assets after valuation allowance	711	688
Total deferred tax liabilities	(711)	(688)

Net deferred tax asset	$—	$—